Significant Accounting Policies - Recent Accounting Pronouncements, Insurance claims (Details) $ in Thousands	9 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2023 USD ($) Vessel	Dec. 31, 2022 USD ($)
Insurance Claims [Abstract]
Number of vessels with insurance recoveries | Vessel		1
Insurance claim recoveries incurred | $	$ 0	$ 1,058	$ 0